Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of subsidiaries with non-controlling interests

	December 31, 2024	December 31, 2023
NCI percentage	19.5%	19.5%

Current assets	$2,620	$2,721
Non-current assets	11,704	22,095
Current liabilities	(239)	(228)
Non-current liabilities	(169,248)	(170,070)
Net liabilities	$(155,163)	$(145,482)

Net liabilities allocated to NCI	$(30,257)	$(28,369)

Cash flows used in operating activities	$(3,382)	$(2,981)
Cash flows used in investing activities	9	—
Cash flows generated from financing activities	3,406	2,954
Net decrease in cash and cash equivalents	$33	$(27)

Net loss and comprehensive loss	$(9,682)	$(14,638)
Net loss allocated to NCI	$(1,888)	$(2,854)